N-2	Oct. 27, 2023 shares
Cover [Abstract]
Entity Central Index Key	0000793040
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Document Registration Statement	true
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	19
Entity Registrant Name	ELLSWORTH GROWTH AND INCOME FUND LTD.
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	(914)
Local Phone Number	921-5100
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives

The Fund invests primarily in convertible securities with the objectives of providing income and the potential for capital appreciation (which objectives the Fund considers to be relatively equal, over the long term, due to the nature of the securities in which it invests).

These investment objectives may be modified in the future by the Board without the approval of a majority, as defined in the 1940 Act, of the outstanding voting securities of the Fund. The Fund will provide stockholders with at least 60 days’ written notice prior to implementation of any changes to these investment objectives. There can be no assurance that the Fund will achieve its investment objectives.

Investment Policies

As a fundamental investment policy, the Fund will invest, under normal market conditions, at least 65% of its total assets in convertible securities (that is, bonds, debentures, corporate notes or preferred stock that are convertible into common stock) and common stock received upon conversion or exchange of securities and retained in the Fund’s portfolio to permit orderly disposition or to establish long-term holding periods for U.S. federal income tax purposes.

The Fund is not required to sell securities for the purpose of assuring that 65% of its total assets are invested in convertible securities.

Convertible securities include debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock. The debt security or preferred stock may itself be convertible into or exchangeable for common stock, or the conversion privilege may be evidenced by warrants attached to the security or acquired as part of a unit with the security. A convertible security may also be structured so that it is convertible at the option of the holder or of the issuer, or subject to mandatory conversion.

Gabelli Funds, LLC, a New York limited liability company, with offices at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund.

The information contained under the headings “Additional Fund Information—Investment Objectives and Policies” and “—Additional Investment Policies” in the Fund’s Annual Report is incorporated herein by reference.

Risk Factors [Table Text Block]

RISK FACTORS AND SPECIAL CONSIDERATIONS

The information contained under the heading “Additional Fund Information—Risk Factors and Special Considerations” in the Fund’s Annual Report is incorporated herein by reference.

HOW THE FUND MANAGES RISK

The information contained under the heading “Additional Fund Information—How the Fund Manages Risk” in the Fund’s Annual Report is incorporated herein by reference.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

Outstanding Securities

The following information regarding the Fund’s authorized shares is as of September 19, 2023.

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Exclusive of Amount Held by Fund
Common Shares	Unlimited	-	13,748,708
Series A Preferred Shares	Unlimited	-	1,167,315
Series B Preferred Shares	Unlimited	-	1,303,000
Other Series of Preferred Shares	Unlimited	-	0

How The Fund Manages Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	HOW THE FUND MANAGES RISK The information contained under the heading “Additional Fund Information—How the Fund Manages Risk” in the Fund’s Annual Report is incorporated herein by reference.
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]	13,748,708
Series A Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Series A Preferred Shares
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]	1,167,315
Series B Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Series B Preferred Shares
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]	1,303,000
Other Series Of Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Other Series of Preferred Shares
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]	0
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	(914)
Local Phone Number	921-5100
Contact Personnel Name	James A. Dinsmore